Summary of condensed financial information of the Company on a parent company only basis (Parenthetical) (Details) - $ / shares	Mar. 31, 2024	Apr. 03, 2023	Mar. 31, 2023	Sep. 01, 2021	May 29, 2020	Apr. 22, 2020
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0002	$ 0.0002	$ 0.0002		$ 0.0002	$ 0.00015
Ordinary shares, shares authorized	500,000,000		500,000,000		500,000,000	500,000,000
Ordinary shares, shares issued	15,449,451		14,900,000
Ordinary shares, shares outstanding	15,449,451		14,900,000	14,900,000	9,000,000	12,000,000
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0002		$ 0.0002
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	15,449,451		14,900,000
Ordinary shares, shares outstanding	15,449,451		14,900,000